SCHEDULE OF ACCRUED WARRANTY (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accrued warranty - beginning of period/year	$ 204	$ 319
Warranty costs incurred	46	(106)
Provision for warranty
Translation adjustment	(6)	(9)
Accrued warranty - end of period/year	$ 244	$ 204